STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TRADING PROFIT (LOSS), NET:
Realized, net		$ 31,061,059	$ (10,091,962)	$ (14,826,176)
Change in unrealized, net		(41,752,455)	43,753,405	8,923,985
Total trading profit (loss), net		(10,691,396)	33,661,443	(5,902,191)
INVESTMENT INCOME:
Interest		275
EXPENSES:
Management fee		4,070,605	4,866,807	8,734,447
Other expenses		989,970	678,568	1,020,964
Total expenses		5,060,575	5,545,375	9,755,411
NET INVESTMENT INCOME (LOSS)		(5,060,300)	(5,545,375)	(9,755,411)
NET INCOME (LOSS)		(15,751,696)	28,116,068	(15,657,602)
Class A
EXPENSES:
NET INCOME (LOSS)		$ (2,258,381)	$ 4,297,734	$ (2,012,621)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		24,858,980	33,702,930	64,199,499
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0908)	$ 0.1275	$ (0.0313)
Class C
EXPENSES:
NET INCOME (LOSS)		$ (11,169,717)	$ 18,841,610	$ (12,326,390)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		115,841,365	162,092,813	283,424,235
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0964)	$ 0.1162	$ (0.0435)
Class D
EXPENSES:
NET INCOME (LOSS)		$ (308,403)	$ 441,715	$ (38,787)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		3,066,004	5,591,192	13,067,524
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.1006)	$ 0.0790	$ (0.0030)
Class I
EXPENSES:
NET INCOME (LOSS)		$ (1,399,630)	$ 2,842,837	$ (873,266)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		14,846,095	17,176,681	29,582,574
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0943)	$ 0.1655	$ (0.0295)
Class D1
EXPENSES:
NET INCOME (LOSS)	[1]			$ 11,380
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[1]			7,907,549
Net income (loss) per weighted average Unit (in dollars per unit)	[1]			$ 0.0014
Class M
EXPENSES:
NET INCOME (LOSS)		$ (588,791)	$ 1,692,172	$ (417,918)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		8,178,434	9,285,972	9,577,845
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0720)	$ 0.1822	$ (0.0436)
Class AA
EXPENSES:
NET INCOME (LOSS)	[2]	$ (28,537)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[3]	803,375
Net income (loss) per weighted average Unit (in dollars per unit)	[3]	$ (0.0355)
Class II
EXPENSES:
NET INCOME (LOSS)	[4]	$ 1,763
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[5]	1,584,229
Net income (loss) per weighted average Unit (in dollars per unit)	[5]	$ 0.0011

[1]	Units liquidated as of December 31, 2013.
[2]	Units issued on November 16, 2015.
[3]	Units issued on November 16, 2015. Amounts presented reflect the period from November 16, 2015 through December 31, 2015.
[4]	Units issued on December 7, 2015.
[5]	Units issued on December 7, 2015. Amounts presented reflect the period from December 7, 2015 through December 31, 2015.